Tax liabilities (Tables)	12 Months Ended
Jun. 30, 2023
Tax liabilities
Schedule of reconciliation of tax liabilities

	As of June 30,
(in € thousands)	2021	2022	2023
Beginning of fiscal year	3,853	14,293	25,892
Additions	11,476	12,068	3,701
Utilizations	(466)	(180)	(4,883)
Release	(570)	(289)	(637)
End of fiscal year	14,293	25,892	24,073